Borrowings	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Borrowings
22. Borrowings
Current borrowings consist of:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Banks and financial institutions	36,086	74,215	978
Current maturities of long-term borrowings	153,514	94,729	1,249

Current borrowings (A)	189,600	168,944	2,227

Non-current
borrowings consist of:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Banks and financial institutions	359,164	371,525	4,897
Non-convertible debentures	165,923	79,368	1,046
Redeemable preference shares	19	19	0
Non-convertible bonds	1,565	314	4
Others	6,465	5,526	74

Non-current borrowings	533,136	456,752	6,021
Less: Current maturities of long-term borrowings	(153,514)	(94,729)	(1,249)

Non-current borrowings, net of current maturities (B)	379,622	362,023	4,772

In the event VRL (together with its subsidiaries) ceases to be the Company’s majority shareholder, the Group will be required to immediately repay some of its outstanding long-term debt.
The Group’s facilities are subject to certain financial and non- financial covenants. The primary covenants which must be complied with include interest service coverage ratio, current ratio, debt service coverage ratio, total outside liabilities to total net worth, fixed assets coverage ratio, ratio of total term liabilities to net worth and debt/EBITDA, all as defined in the respective loan agreements. The Group has complied with the covenants as per the terms of the loan agreements.

Details of
Non-convertible
debentures issued by the Group have been provided below (carrying value)

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
9.20% due February-2030	20,000	20,000	264
7.68% due December-2024	—	9,972	131
9.20% due December-2022	7,487	7,494	99
5.35% due September 2022 - ₹ 7,030 million and September 2023 - ₹ 21,110 million	35,163	28,140	371
0.00% due September 2022 - ₹ 554 million and September 2023 - ₹ 510 million	1,666	1,064	14
8.75% due June-2022	12,690	12,698	167
7.50% due March-2022	4,927	—	—
8.90% due December-2021	8,991	—	—
8.75% due September-2021	2,500	—	—
8.50% due April-2021	23,500	—	—
9.18% due July-2021	10,000	—	—
9.27% due July-2021	9,999	—	—
8.50% due June-2021	16,500	—	—
8.75% due April-2021	2,500	—	—
8.55% due April-2021	10,000	—	—

Total	165,923	79,368	1,046

Security Details
The Group has taken borrowings in various countries towards funding of its acquisitions, capital expenditure and working capital requirements. The borrowings comprise funding arrangements from various banks and financial institutions taken by the parent and its
subsidiaries.

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Secured borrowings	487,027	427,902	5,640
Unsecured borrowings	82,195	103,065	1,359

Total borrowings	569,222	530,967	6,999

The details of security provided by the Group in various countries, to various banks on the assets of the parent and its subsidiaries are as follows:

		As at March 31,
		2021	2022	2022
		( ₹ in million)	( ₹ in million)	(US dollars in million)
Working capital loans (grouped under banks and financial institutions)	Secured by first pari passu charge on current assets of Vedanta Limited	6,500	—	—
	Secured by second pari passu charge on fixed assets of TSPL and first pari passu charge on current assets of, both present and future	490	5,150	68
	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, for fund based facilities	—	500	7

External commercial borrowings (grouped under banks and financial institutions)	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders	2,188	756	10
	First Pari-passu charge by way of hypothecation on the specified movable fixed assets of the Company pertaining to its manufacturing facilities comprising (i) Alumina Refinery having output of 6 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1215 (9*135) MW CPP at Jharsuguda, Odisha.	—	11,195	148
	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plant and aluminium smelter located at Korba both present and future along with secured lenders at BALCO	1,686	377	5

		As at March 31,
		2021	2022	2022
		( ₹ in million)	( ₹ in million)	(US dollars in million)

Non-convertible debentures	Secured by the whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha. Additionally, secured by way of mortgage on the freehold land comprising of 18.9 acres situated at Jharsuguda, Odisha	54,095	20,000	264
	Secured by way of charge against all existing assets of FACOR	1,670	1,063	14
	Secured by way of first pari passu charge on whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminum Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha. Additionally, secured by way of mortgage on the freehold land comprising 85 cents situated at Tuticorin District, Tamil Nadu	—	20,192	266
	Secured by way of first pari-passu charge on the specific movable fixed assets. The whole of the movable fixed assets both present and future, of the Borrower in relation to the Aluminium division, comprising the following facilities: (i) 1 MTPA alumina refinery alongwith 90 MW co-generation captive power plant in Lanjigarh, Odisha; and (ii) 1.6 MTPA aluminium smelter plant along with 1215 MW (9*135 MW) power plant in Jharsuguda, Odisha. including its movable plant and machinery, capital work in progress, machinery spares, tools and accessories, and other movable fixed assets	—	9,972	131
	Other secured non-convertible debentures	75,000	—	—
Term Loans (grouped under banks and financial institutions)	Secured by first pari passu charge on fixed assets of TSPL and second pari passu charge on current assets of TSPL, both present and future	51,400	64,981	856
	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium Division of Vedanta Limited comprising alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Orissa; aluminium smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa, both present and future	18,834	6,248	82

Secured by a pari passu charge by way of hypothecation of all the movable fixed assets of Vedanta Limited pertaining to its Aluminium Division project consisting of (i) Alumina Refinery having output of 1 MTPA (Refinery) along with co-generation
captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Orissa (Power Plant); and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division
		21,935	17,764	234

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project. Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA Alumina Refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related expansions	4,357	4,018	52

Secured by a pari passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising 1 MTPA Alumina Refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA Aluminium Smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	12,270	40,193	530

First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Orissa; Aluminium Smelter having output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa and additional charge on Lanjigarh Expansion project, both present and future	10,922	9,985	132

Secured by a pari passu charge by way of hypothecation/ equitable mortgage of the movable/ immovable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising 1 MTPA Alumina Refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA Aluminium Smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	28,015	69,184	912

Secured by (i) floating charge on borrower collection account and associated permitted investments and (ii) corporate guarantee from Cairn Energy Hydrocarbons Ltd (“ CEHL”) and floating charge on collection account and current assets of CEHL	28,100	16,022	211

Pledge of 49% of shares and other securities and rights to any claims held by THL Zinc Limited in and against BMM	2,198	453	6

The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and Aluminium Smelters of BALCO located at Korba both present and future along with secured lenders	1,471	756	10

Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant and machinery, spares, tools and accessories of BALCO (excluding of coal block assets) by way of a deed of hypothecation	24,996	8,898	117

		As at March 31,
		2021	2022	2022
		( ₹ in million)	( ₹ in million)	(US dollars in million)
	First ranking pari passu charge by way of hypothecation/mortgage on all fixed/ immovable assets of ESL Steel Limited but excluding any current assets or pledge over any shares.	31,341	27,048	357

	Secured by first pari passu charge by way of hypothecation of whole of the movable fixed assets of (i) Alumina Refinery having output of 1.7 to 6 MTPA along with co-generation captive power plant with an aggregate capacity of 90MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with a 1,215 (9*135) MW CPP at Jharsuguda, Odisha	11,478	6,200	82

	First pari-passu charge on the movable fixed and current assets (except for the Concession assets) of VGCB at Visakhapatnam, Andhra Pradesh	—	3,750	49

	Secured by a first pari passu charge on the identified fixed assets of the Vedanta Limited both present and future, pertaining to its Aluminium business (Jharsuguda Plant, Lanjigarh Plant), 2400 MW power plant assets at Jharsuguda, Copper Plant assets at Silvasa, Iron ore business in the states of Karnataka and Goa, dividends receivable from HZL, a subsidiary of the Vedanta Limited, and the debt service reserve account to be opened for the Facility along with the amount lying to the credit thereof #	85,380	78,212	1,031
	Other secured term loans	6,860	—	—
Others	Secured by Fixed asset (platinum) of AvanStrate	5,361	4,985	66
	Other secured borrowings	480	—	—

	Total	487,027	427,902	5,640

#
During the current year, the Company executed
₹
80,000 million ($ 1,054 million) facility agreement with Union Bank of India Limited to take over long term syndicated facility of
₹
100,000 million ($ 1,318 million). This loan is secured by the way of pledge over the shares held by the Company in HZL representing 5.77% of the paid up share capital of HZL along-with a non disposal undertaking in respect of its shareholding in HZL to the extent of 50.1% of the paid up share capital of HZL. As at March 31, 2022, the principal amount participated for and outstanding under the facility is
₹
78,400 million ($ 1,033 million). During the previous year, the Company executed
₹
100,000 million long-term syndicated loan facility agreement. This loan was secured by the way of pledge over the shares held by the Company in HZL representing 14.82% of the paid up share capital of HZL along-with a non-disposal undertaking in respect of its shareholding in HZL to the extent of 50.1% of the paid up share capital of HZL. As at March 31, 2021, the principal amount participated for and outstanding under the facility was
₹
86,500 million.

Movement in borrowings during the year is provided below:

	Short term borrowings	Long term borrowings*	Total	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 1, 2020	112,710	466,765	579,475

Cash flow	(82,309)	71,300	(11,009)
Other non-cash changes**	5,768	(4,444)	1,324
Debt on acquisition through business combination	80	—	80
Foreign currency translation differences	(163)	(485)	(648)

As at March 31, 2021	36,086	533,136	569,222	7,503

Cash flow	38,869	(78,421)	(39,552)	(521)
Other non-cash changes**	(787)	1,373	586	8
Foreign currency translation differences	47	664	711	9

As at March 31, 2022	74,215	456,752	530,967	6,999

*	including current maturities of long-term borrowings

**	Other non-cash changes comprise amortisation of borrowing costs and foreign exchange difference on borrowings.